Share Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands															1 Months Ended			9 Months Ended		12 Months Ended
		Aug. 13, 2018	May 24, 2018	Apr. 10, 2018	Feb. 28, 2018	Dec. 28, 2017	Dec. 06, 2017	Sep. 14, 2017	Jun. 05, 2017	May 09, 2017	Jan. 05, 2017	Dec. 27, 2016	Dec. 16, 2016	May 02, 2016	Nov. 30, 2017	May 31, 2017	Sep. 30, 2014	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Mar. 31, 2018	Mar. 31, 2017	Nov. 28, 2016	Oct. 08, 2015
Preferred stock, par value																		$ 0.01		$ 0.01		$ 0.01
Authorized capital stock																		221,000,000		221,000,000
Common stock, shares authorized																		220,000,000		220,000,000		220,000,000
Ordinary shares, par value																		$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized																		1,000,000		1,000,000		1,000,000
Common stock, shares issued, including temporary equity																								2,837,863
Common stock, shares outstanding, including temporary equity																								2,837,863
Preferred stock, shares issued																		550		4,001		9,736
Preferred stock, shares outstanding																		550		4,001		9,736
Proceeds from issuance of shares																			$ 12,704	$ 12,702
Number of stock options granted																		10,000		272,090	[1]	96,482	[1]
Weighted-average exercise price per share, granted																		$ 9		$ 16.5	[1]		[1]
Stock-based employee compensation																		$ 1,139	196	$ 254		$ 675
Number of option exercised	[1]
Number of shares issued during period
Loss on extinguishment of convertible note																			2,364	2,364
Repurchase of common stock																		$ 500		$ 500
Fair market value percentage																		25.00%		25.00%
Temporary equity value																		$ 500		$ 500
Minimum [Member]
Common stock, shares authorized																										200,000,000
Maximum [Member]
Common stock, shares authorized																										220,000,000
General and Administrative Expense [Member]
Stock-based employee compensation																				253		676
Number of shares issued for services, value																						$ 7,258
Microbot Israel [Member]
Loan bears interest rate																											10.00%
Microbot Israel [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																		675		675
CardioSert Ltd [Member]
Number of common shares issued for acquisition			6,738	6,738
CardioSert Ltd [Member] | Research and Development Expense [Member]
Stock-based employee compensation			$ 74
Alpha Capital [Member]
Preferred stock, par value													$ 0.01
Rights to acquire shares of common stock													655,967
Designated preferred stock													9,736
Number of shares issued during period													655,967
Common stock shares issued and outstanding reduced during the period													1,786,684
Purchaser [Member]
Number of common stock shares sold during the period											47,163
Common stock price per share											$ 74
Proceeds from issuance of shares											$ 3,500
Placement agent fee											$ 210
Investor [Member]
Number of common stock shares sold during the period									252,658
Common stock price per share									$ 40
Proceeds from issuance of shares									$ 10,125
Placement agent fee									$ 922
Board of Directors [Member]
Number of stock options granted						66,036	12,698
Weighted-average exercise price per share, granted						$ 15.3	$ 15.75
Stock option vested term						3 years	3 years
Board of Directors [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																		55	0	5
Board of Directors [Member] | NIS [Member]
Ordinary shares, par value														$ 0.001
Board of Directors [Member] | Microbot Israel [Member]
Ordinary shares, par value														$ 0.001
Number of stock options granted														33,333			26,906
Number of stock option granted as adjustment of reflect merger														96,482			77,846
Weighted-average exercise price per share, granted														$ 20.25			$ 12
Stock option merger retroactively adjusted exercise price per share														$ 7.05			$ 4.2
Harel Gadot [Member]
Number of stock options granted								120,848
Weighted-average exercise price per share, granted								$ 15.75
Harel Gadot [Member] | Minimum [Member]
Stock option vested term								3 years
Harel Gadot [Member] | Maximum [Member]
Stock option vested term								5 years
Harel Gadot [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																		460	0	156
Hezi Himelfarb [Member]
Number of stock options granted								72,508
Weighted-average exercise price per share, granted								$ 19.35
Stock option vested term								3 years
Hezi Himelfarb [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																		329	0	$ 92
Employees [Member]
Ordinary shares, par value					$ 0.001
Number of stock options granted						66,036
Weighted-average exercise price per share, granted						$ 15.3
Stock option vested term						3 years
Number of option exercised					2,487
Employees [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																		273	0
Employees and Consultant [Member]
Number of option exercised															31,453
Employees and Consultant [Member] | NIS [Member]
Ordinary shares, par value															$ 0.001
Mr. Simon Sharon [Member]
Number of stock options granted		10,000
Weighted-average exercise price per share, granted		$ 9
Stock option vested term		3 years
Mr. Simon Sharon [Member] | General and Administrative Expense [Member]
Stock-based employee compensation																		$ 22	$ 0
Advisors [Member] | Restricted Stock [Member]
Common stock price per share																		$ 19.2		$ 19.2
Number of shares issued for services																		525,706		525,706
Number of shares issued for services, value																		$ 10,000		$ 10,000
Advisors [Member] | General and Administrative Expense [Member] | Restricted Stock [Member]
Stock-based employee compensation																		$ 7,300		7,300
Consultant [Member]
Stock-based employee compensation																				$ 225
Number of shares issued for services																				8,085
Warrant [Member]
Cashless exercise warrants																									52
Series A Convertible Preferred Stock [Member]
Conversion of stock into shares																		3,451		8,990
Preferred stock, shares issued																				4,001				2,464
Preferred stock, shares outstanding																				4,001				2,464
Common Stock [Member]
Conversion of stock into shares	[2]																	232,151		605,705
Rights to acquire shares of common stock												655,962
Number of option exercised	[2]																	2,487		31,787
Number of shares issued during period	[2]																			299,815
Common Stock [Member] | Directors [Member]
Number of stock options granted							12,698
Common Stock [Member] | Employees [Member]
Number of stock options granted						66,036
Before Reverse Split [Member]
Common stock, shares issued, including temporary equity																								42,120,127
Common stock, shares outstanding, including temporary equity																								42,120,127
Before Reverse Split [Member] | CardioSert Ltd [Member]
Number of common shares issued for acquisition			100,000	100,000
Before Reverse Split [Member] | Alpha Capital [Member]
Rights to acquire shares of common stock													9,736,000
Number of shares issued during period													9,735,925
Common stock shares issued and outstanding reduced during the period													26,518,315
Before Reverse Split [Member] | Purchaser [Member]
Number of common stock shares sold during the period											700,000
Common stock price per share											$ 5.00
Before Reverse Split [Member] | Investor [Member]
Number of common stock shares sold during the period									3,750,000
Common stock price per share									$ 2.70
Before Reverse Split [Member] | Board of Directors [Member]
Number of stock options granted						990,543	190,475
Weighted-average exercise price per share, granted						$ 1.02	$ 1.05
Before Reverse Split [Member] | Board of Directors [Member] | Microbot Israel [Member]
Number of stock options granted														500,000			403,592
Number of stock option granted as adjustment of reflect merger														96,482			77,846
Weighted-average exercise price per share, granted														$ 1.35			$ 0.8
Stock option merger retroactively adjusted exercise price per share														$ 7.05			$ 4.2
Before Reverse Split [Member] | Harel Gadot [Member]
Number of stock options granted								1,812,712
Weighted-average exercise price per share, granted								$ 1.05
Before Reverse Split [Member] | Hezi Himelfarb [Member]
Number of stock options granted								1,087,627
Weighted-average exercise price per share, granted								$ 1.29
Before Reverse Split [Member] | Employees [Member]
Number of stock options granted						990,543
Weighted-average exercise price per share, granted						$ 1.02
Number of option exercised					37,300
Before Reverse Split [Member] | Employees and Consultant [Member]
Number of option exercised															471,794
Before Reverse Split [Member] | Mr. Simon Sharon [Member]
Number of stock options granted		150,000
Weighted-average exercise price per share, granted		$ 0.6
Before Reverse Split [Member] | Advisors [Member] | Restricted Stock [Member]
Common stock price per share																		$ 1.28		$ 1.28
Number of shares issued for services																		7,802,639		7,802,639
Before Reverse Split [Member] | Consultant [Member]
Number of shares issued for services																				120,000
Before Reverse Split [Member] | Warrant [Member]
Cashless exercise warrants																									768
Before Reverse Split [Member] | Common Stock [Member]
Conversion of stock into shares																				8,990,000
Rights to acquire shares of common stock												9,735,925
Series A Convertible Preferred Stock [Member]
Preferred stock, par value																$ 0.01						$ 0.01
Conversion of stock into shares																67		232,151		8,990		67
Designated preferred stock												9,736
Series A Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Loan bears interest rate										6.00%
Debt maturity date										Nov. 28, 2016
Debt instrument face amount										$ 2,029
Series A Convertible Preferred Stock [Member] | Alpha Capital [Member] | Securities Purchase Agreement [Member]
Number of shares issued during period										3,254
Loss on extinguishment of convertible note										$ 2,360
Series A Convertible Preferred Stock [Member] | Before Reverse Split [Member]
Conversion of stock into shares																1,000		3,445,266				1,000
Common Stock [Member]
Cashless exercise warrants																									24
Common Stock [Member] | Before Reverse Split [Member]
Cashless exercise warrants																									359

[1]	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	December 31 2017 and 2016 share data represents the number of shares adjusted to retroactively reflect the 1:15 reverse Stock Split effected on September 4, 2018, as discussed in Note 1.